Financial Risk Management and Financial Instruments - Summary of Exchangeable Note Assumptions (Details) - Exchangeable Notes Due 2026	12 Months Ended
Dec. 31, 2021 $ / shares
Disclosure of detailed information about borrowings [line items]
Risk free rate (%)	115000000.00%
Discount rate (%)	390000000.00%
Volatility (%)	4000000000.00%
Share price (in dollars per share)	$ 234,030,000.00